Description of Business	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Description of Business

1) Description of Business

KNOT Offshore Partners LP (the “Partnership”) was formed as a limited partnership under the laws of the Republic of the Marshall Islands. The Partnership was formed for the purpose of acquiring 100% ownership interests in four shuttle tankers owned by Knutsen NYK Offshore Tankers AS (“KNOT”) in connection with the Partnership’s initial public offering of its common units (the “IPO”), which was completed on April 15, 2013.

The Partnership was established prior to the closing of the IPO. In connection with the consummation of the IPO, through KNOT Offshore Partners UK LLC (“KNOT UK”), a 100% owned limited liability company formed under the laws of the Marshall Islands, the Partnership acquired a 100% ownership interest in KNOT Shuttle Tankers AS, a wholly owned subsidiary of KNOT, which as of February 27, 2013 directly or indirectly owned (1) 100% of Knutsen Shuttle Tankers XII KS, the owner of the Recife Knutsen and the Fortaleza Knutsen, (2) 100% of Knutsen Shuttle Tankers XII AS, the general partner of Knutsen Shuttle Tankers XII KS, and (3) the Windsor Knutsen and the Bodil Knutsen and all of their related charters, inventory and long-term debt. In establishing the new KNOT Shuttle Tankers AS structure, KNOT formed three new Norwegian subsidiaries, which acquired 90% of Knutsen Shuttle Tankers XII KS, 100% of the Windsor Knutsen and 100% of the Bodil Knutsen, respectively.

In connection with the consummation of the IPO, (1) the Partnership issued to KNOT 8,567,500 subordinated units, representing a 49.0% limited partner interest in the Partnership, and 100% of the incentive distribution rights (“IDRs”); (2) KNOT Offshore Partners GP LLC, a wholly owned subsidiary of KNOT and the general partner of the Partnership (the “General Partner”), continued its 2.0% general partner interest in the Partnership; and (3) the Partnership issued and sold to the public, through the underwriters, 8,567,500 common units (including 1,117,500 common units sold pursuant to the full exercise of the underwriters’ option to purchase additional units), representing a 49.0% limited partner interest in the Partnership. The Partnership received gross proceeds before underwriting discounts, the structuring fee and estimated offering expenses of approximately $179.9 million in connection with the IPO, all as further described in Note 3—Formation Transactions and Initial Public Offering.

For periods prior to April 15, 2013 (the closing of the IPO), the Partnership and its subsidiaries that had interests in the Windsor Knutsen, the Bodil Knutsen, the Recife Knutsen and the Fortaleza Knutsen are collectively referred to as the “Combined Entity.” The transfers and contributions of the subsidiaries holding interests in the Windsor Knutsen, the Bodil Knutsen, the Recife Knutsen and the Fortaleza Knutsen from KNOT to the Partnership in connection with the IPO were deemed to be a reorganization of entities under common control. As a reorganization of entities under common control, the transfer of the subsidiaries and other net assets has been recorded at KNOT’s historical book value.

Pursuant to the Partnership’s First Amended and Restated Agreement of Limited Partnership (the “Partnership Agreement”), the General Partner has irrevocably delegated to the Partnership’s board of directors the power to oversee and direct the operations of, manage and determine the strategies and policies of the Partnership. During the period from the IPO until the time of the Partnership’s first annual meeting of unitholders (“AGM”) on June 25, 2013, the General Partner retained the sole power to appoint, remove and replace all members of the Partnership’s board of directors. At the first AGM, four of the seven board members became electable by the common unitholders and accordingly, from this date, KNOT, as the owner of the General Partner, no longer retained the power to control the Partnership’s board of directors and hence the Partnership. As a result, the Partnership is no longer considered to be under common control with KNOT, and, as a consequence, the Partnership no longer accounts for any vessel acquisitions from KNOT after June 25, 2013 as a transfer of equity interests between entities under common control.

On August 1, 2013, the Partnership’s wholly owned subsidiary, KNOT Shuttle Tankers AS, acquired Knutsen Shuttle Tankers 13 AS, the company that owns the Carmen Knutsen, from KNOT. The acquisition of the Carmen Knutsen was accounted for as an acquisition of a business. Accordingly, the results of the Carmen Knutsen are consolidated into the Partnership’s results from the date of its acquisition. There has been no retroactive restatement of the Partnership’s financial statements to reflect the historical results of the Carmen Knutsen prior to its acquisition.

On June 27, 2014, the Partnership issued and sold 4,600,000 common units in an underwritten public offering (the “June 2014 Offering”). In connection with the June 2014 Offering, the Partnership also granted the underwriters the option to purchase an additional 690,000 common units. In connection with the partial exercises (the “Option Exercises”) by the underwriters of their option to purchase additional common units, on July 14, 2014 and July 24, 2014, the Partnership issued and sold 150,000 common units and 490,000 common units, respectively, and the General Partner made additional capital contributions to the Partnership in order to maintain its 2% general partner interest in the Partnership.

The net proceeds from the June 2014 Offering and the Option Exercises (an aggregate of $144.0 million) and related capital contributions by the General Partner (an aggregate of $3.0 million) were used to fund the purchase price of the acquisitions of the companies that own theHilda Knutsen and the Torill Knutsen from Knutsen NYK Offshore Tankers AS and for general partnership purposes.

On June 30, 2014, the Partnership’s wholly owned subsidiary, KNOT Shuttle Tankers AS, acquired Knutsen Shuttle Tankers 14 AS and Knutsen Shuttle Tankers 15 AS, the companies that own the Hilda Knutsen and the Torill Knutsen, respectively, from KNOT. The acquisitions of the Hilda Knutsen and the Torill Knutsen were accounted for as an acquisition of businesses. Accordingly, the results of operations of the Hilda Knutsen and the Torill Knutsen are consolidated into the Partnership’s results as of the date of their acquisitions.

On December 15, 2014, the Partnership’s wholly owned subsidiary, KNOT Shuttle Tankers AS, acquired KNOT Shuttle Tankers 20 AS, the company that owns the Dan Cisne, from KNOT. The acquisition of the Dan Cisne was accounted for as an acquisition of a business. Accordingly, the results of operations of the Dan Cisne are consolidated into the Partnership’s results as of the date of its acquisition.

On June 2, 2015, the Partnership issued and sold 5,000,000 common units in an underwritten public offering (the “June 2015 Offering”) and the General Partner made an additional capital contribution to the Partnership in order to maintain its 2% general partner interest in the Partnership.

The net proceeds from the June 2015 Offering (an aggregate of $114.2 million) and related capital contributions by the General Partner (an aggregate of $2.4 million) were used to fund the purchase price of the acquisition of the company that owns the Dan Sabia from Knutsen NYK Offshore Tankers AS and for general partnership purposes.

On June 15, 2015, the Partnership’s wholly owned subsidiary, KNOT Shuttle Tankers AS, acquired KNOT Shuttle Tankers 21 AS, the company that owns the Dan Sabia from KNOT. The acquisition of the Dan Sabia was accounted for as an acquisition of a businesses. Accordingly, the results of operations of the Dan Sabia are consolidated into the Partnership’s results as of the date of the acquisition.

On October 15, 2015, the Partnership’s wholly owned subsidiary, KNOT Shuttle Tankers AS, acquired Knutsen NYK Shuttle Tankers 16 AS, the company that owns the Ingrid Knutsen, from KNOT. The acquisition of the Ingrid Knutsen was accounted for as an acquisition of a business. Accordingly, the results of operations of the Ingrid Knutsen are consolidated into the Partnership’s results as of the date of its acquisition.

Please read Note 22—Business Acquisitions.

Each of the Windsor Knutsen, the Bodil Knutsen, the Recife Knutsen, the Fortaleza Knutsen, the Carmen Knutsen, the Hilda Knutsen, the Torill Knutsen, the Dan Cisne, the Dan Sabia and the Ingrid Knutsen are referred to as a “Vessel” and, collectively, as the “Vessels.” As of December 31, 2015, the Partnership operated a fleet of ten vessels. The Vessels operate under fixed long-term charter contracts to charterers, with expiration dates between 2017 and 2029. Please see Note 6—Operating Leases.

The consolidated and combined carve-out financial statements have been prepared assuming that the Partnership will continue as a going concern. As of December 31, 2015, the Partnership’s net current liabilities were $39.3 million. Included in current liabilities are short term loan obligations that mature before December 31, 2016 and are therefore, presented as current debt. Furthermore, included within current liabilities as of December 31, 2015, are: (i) mark-to-market valuations of swap derivatives and foreign exchange forward contracts of $5.1 million of which $3.8 million is mark-to-market valuations of interest rate swap derivatives and $1.3 million is mark-to-market valuation of foreign exchange forward contracts. The swaps mature between 2018 and 2024. The Partnership has no intention of terminating these swaps before their maturity dates and hence realizing theses liabilities; (ii) prepaid charter and deferred revenues of $3.4 million which relate to charter hire received in advance from charterers; and (iii) contract liabilities of $1.5 million, which is the current portion of contractual rights for charters obtained in connection with a step acquisition that had unfavorable terms. The unfavorable contract liabilities of $1.5 million will amortize during 2016, thus no cash outflows are expected in respect of these liabilities in the next twelve months.